UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22520

Oppenheimer Ultra-Short Duration Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

	Principal Amount	Value
Asset-Backed Securities—7.0%
Ally Auto Receivables Trust, Series 2017-3, Cl. A2, 1.53%, 3/16/20	$2,025,720	$2,019,052
AmeriCredit Automobile Receivables Trust:
Series 2017-2, Cl. A2A, 1.65%, 9/18/20	847,138	843,793
Series 2017-3, Cl. A2A, 1.69%, 12/18/20	1,613,112	1,606,798
BMW Vehicle Lease Trust:
Series 2016-2, Cl. A2, 1.23%, 1/22/19	182,825	182,681
Series 2017-2, Cl. A2A, 1.80%, 2/20/20	1,000,000	995,337
Capital Auto Receivables Asset Trust:
Series 2018-1, Cl. A2A, 2.54%, 10/20/20[1]	2,000,000	1,998,713
Series 2018-1, Cl. A2B, 2.067% [US0001M+17], 10/20/20[1,2]	1,000,000	1,000,161
CarMax Auto Owner Trust, Series 2018-2, Cl. A2, 2.73%, 8/16/21	2,250,000	2,249,625
CNH Equipment Trust, Series 2016-C, Cl. A2, 1.26%, 2/18/20	673,592	672,213
Drive Auto Receivables Trust:
Series 2018-1, Cl. A2, 2.23%, 4/15/20	2,000,000	1,997,464
Series 2018-1, Cl. A3, 2.42%, 1/15/21	1,000,000	998,217
Ford Credit Auto Lease Trust:
Series 2017-A, Cl. A2A, 1.56%, 11/15/19	576,595	574,868
Series 2018-A, Cl. A2A, 2.71%, 12/15/20	2,000,000	1,999,277
Ford Credit Auto Owner Trust, Series 2017-A, Cl. A2A, 1.33%, 12/15/19	645,833	643,763
GM Financial Automobile Leasing Trust, Series 2017-1, Cl. A2A, 1.67%, 9/20/19	1,117,312	1,114,115
GM Financial Consumer Automobile Receivables Trust:
Series 2017-1A, Cl. A2A, 1.51%, 3/16/20[1]	579,858	577,835
Series 2017-2A, Cl. A2A, 1.61%, 5/18/20[1]	1,628,101	1,621,249
Series 2018-2, Cl. A2A, 2.55%, 5/17/21	2,000,000	1,999,886
Series 2018-2, Cl. A2B, 1.83% [US0001M+13], 5/17/21[2]	1,000,000	1,000,000
Hyundai Auto Lease Securitization Trust, Series 2016-C, Cl. A2, 1.30%, 3/15/19[1]	468,343	468,034
John Deere Owner Trust:
Series 2016-B, Cl. A3, 1.25%, 6/15/20	903,538	897,146
Series 2017-A, Cl. A2, 1.50%, 10/15/19	569,512	568,108
Santander Drive Auto Receivables Trust:
Series 2017-1, Cl. A2, 1.49%, 2/18/20	94,560	94,469
Series 2018-2, Cl. A2A, 2.58%, 10/15/20	2,500,000	2,498,594
Series 2018-2, Cl. A2B, 2.133% [US0001M+25], 10/15/20[2]	2,500,000	2,500,364
Volvo Financial Equipment LLC, Series 2017-1A, Cl. A2, 1.55%, 10/15/19[1]	1,336,996	1,333,250
World Omni Auto Receivables Trust, Series 2018-B, Cl. A2, 2.57%, 7/15/21	1,500,000	1,498,295
World Omni Automobile Lease Securitization Trust, Series 2018-A, Cl. A2, 2.59%, 11/16/20	2,500,000	2,495,631
Total Asset-Backed Securities (Cost $36,511,049)		36,448,938

1    OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Corporate Bonds and Notes—63.7%
Consumer Discretionary—6.4%
Automobiles—5.5%
American Honda Finance Corp.:
1.97% [US0003M+15] Sr. Unsec. Nts., 11/13/19[2]	$1,000,000	$1,000,828
2.00% Sr. Unsec. Nts., 11/13/19	2,000,000	1,973,544
2.65% Sr. Unsec. Nts., 2/12/21	2,000,000	1,980,776
BMW US Capital LLC:
2.749% [US0003M+41] Sr. Unsec. Nts., 4/12/21[1,2]	2,000,000	2,007,665
3.10% Sr. Unsec. Nts., 4/12/21[1]	500,000	498,367
Daimler Finance North America LLC:
1.50% Sr. Unsec. Nts., 7/5/19[1]	3,000,000	2,953,252
2.25% Sr. Unsec. Nts., 7/31/19[1]	1,000,000	991,819
2.913% Sr. Unsec. Nts., 5/4/21[1,3]	1,900,000	1,900,000
Ford Motor Credit Co. LLC, 5.00% Sr. Unsec. Nts., 5/15/18	3,000,000	3,002,933
Harley-Davidson Financial Services, Inc.:
2.25% Sr. Unsec. Nts., 1/15/19[1]	2,800,000	2,793,492
2.40% Sr. Unsec. Nts., 9/15/19[1]	2,040,000	2,023,299
Toyota Motor Credit Corp.:
1.95% Sr. Unsec. Nts., 4/17/20	2,000,000	1,965,136
2.20% Sr. Unsec. Nts., 1/10/20	1,500,000	1,484,728
2.46% [US0003M+10] Sr. Unsec. Nts., 7/25/19[2]	3,000,000	3,000,000
2.613% [US0003M+26] Sr. Unsec. Nts., 4/17/20[2]	1,000,000	1,004,297
		28,580,136
Hotels, Restaurants & Leisure—0.1%
Starbucks Corp., 2.20% Sr. Unsec. Nts., 11/22/20	500,000	491,468
Internet & Catalog Retail—0.4%
Amazon.com, Inc., 1.90% Sr. Unsec. Nts., 8/21/20[1]	2,000,000	1,958,977
Media—0.4%
21st Century Fox America, Inc., 6.90% Sr. Unsec. Nts., 3/1/19	1,980,000	2,049,017
Consumer Staples—0.4%
Food Products—0.2%
JM Smucker Co. (The), 2.20% Sr. Unsec. Nts., 12/6/19	1,000,000	987,818
Tobacco—0.2%
Philip Morris International, Inc., 1.625% Sr. Unsec. Nts., 2/21/19	1,000,000	992,182
Energy—1.5%
Energy Equipment & Services—0.2%
Schlumberger Holdings Corp., 2.35% Sr. Unsec. Nts., 12/21/18[1]	1,151,000	1,147,485
Oil, Gas & Consumable Fuels—1.3%
BP Capital Markets plc:
1.768% Sr. Unsec. Nts., 9/19/19	1,500,000	1,477,475

2      OPPENHEIMER ULTRA-SHORT DURATION FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
BP Capital Markets plc: (Continued) 2.315% Sr. Unsec. Nts., 2/13/20	$1,000,000	$990,872
Shell International Finance BV, 1.625% Sr. Unsec. Nts., 11/10/18	1,500,000	1,496,368
Valero Energy Corp., 9.375% Sr. Unsec. Nts., 3/15/19	2,500,000	2,639,148
		6,603,863
Financials—47.0%
Capital Markets—4.1%
Goldman Sachs Group, Inc. (The):
2.00% Sr. Unsec. Nts., 4/25/19	1,915,000	1,903,439
7.50% Sr. Unsec. Nts., 2/15/19	4,763,000	4,943,019
Morgan Stanley:
2.294% [US0003M+55] Sr. Unsec. Nts., 2/10/21[2]	500,000	501,824
2.45% Sr. Unsec. Nts., 2/1/19	1,700,000	1,698,380
5.625% Sr. Unsec. Nts., 9/23/19	3,236,000	3,351,237
7.30% Sr. Unsec. Nts., 5/13/19	2,000,000	2,090,966
UBS AG (London):
2.20% Sr. Unsec. Nts., 6/8/20[1]	2,000,000	1,959,460
2.627% [US0003M+58] Sr. Unsec. Nts., 6/8/20[1,2]	1,000,000	1,004,264
UBS AG (Stamford CT), 2.375% Sr. Unsec. Nts., 8/14/19	4,000,000	3,978,550
		21,431,139
Commercial Banks—39.0%
ABN AMRO Bank NV:
2.10% Sr. Unsec. Nts., 1/18/19[1]	5,000,000	4,980,520
2.50% Sr. Unsec. Nts., 10/30/18[1]	1,130,000	1,131,755
2.65% Sr. Unsec. Nts., 1/19/21[1]	2,000,000	1,965,762
2.765% [US0003M+41] Sr. Unsec. Nts., 1/19/21[1,2]	2,000,000	2,003,114
2.995% [US0003M+64] Sr. Unsec. Nts., 1/18/19[1,2]	2,000,000	2,007,934
Australia & New Zealand Banking Group Ltd.:
2.12% [US0003M+32] Sr. Unsec. Nts., 11/9/20[1,2]	1,000,000	1,001,162
2.25% Sr. Unsec. Nts., 12/19/19[1]	1,500,000	1,487,742
2.428% [US0003M+25] Sr. Unsec. Nts., 12/19/19[1,2]	1,500,000	1,500,487
2.60% [US0003M+75] Sr. Unsec. Nts., 11/16/18[1,2]	1,000,000	1,003,256
Australia & New Zealand Banking Group Ltd. (New York):
2.00% Sr. Unsec. Nts., 11/16/18	1,000,000	996,671
2.25% Sr. Unsec. Nts., 11/9/20	1,000,000	977,983
Bank of America Corp., 7.625% Sr. Unsec. Nts., 6/1/19	6,340,000	6,661,059
Bank of Montreal:
2.10% Sr. Unsec. Nts., 12/12/19	1,800,000	1,776,953
2.10% Sr. Unsec. Nts., 6/15/20	1,500,000	1,469,768
2.375% Sr. Unsec. Nts., 1/25/19	1,000,000	999,171
2.565% [US0003M+44] Sr. Unsec. Nts., 6/15/20[2]	1,500,000	1,507,048
2.671% [US0003M+60] Sr. Unsec. Nts., 12/12/19[2]	1,200,000	1,207,678
2.802% [US0003M+46] Sr. Unsec. Nts., 4/13/21[2]	1,000,000	1,004,397
3.10% Sr. Unsec. Nts., 4/13/21	1,000,000	996,951
Bank of Nova Scotia (The):
2.50% Sr. Unsec. Nts., 1/8/21	2,000,000	1,965,868

3      OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Bank of Nova Scotia (The): (Continued)
2.621% [US0003M+29] Sr. Unsec. Nts., 1/8/21[2]	$2,000,000	$1,996,775
2.767% [US0003M+66] Sr. Unsec. Nts., 6/14/19[2]	1,500,000	1,508,480
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC, 2.40% Sr. Unsec. Nts., 12/12/18	6,105,000	6,104,281
Branch Banking & Trust Co.:
2.10% Sr. Unsec. Nts., 1/15/20	1,250,000	1,231,531
2.226% [US0003M+22] Sr. Unsec. Nts., 6/1/20[2]	1,000,000	999,812
2.25% Sr. Unsec. Nts., 6/1/20	1,000,000	983,700
2.798% [US0003M+45] Sr. Unsec. Nts., 1/15/20[2]	1,250,000	1,254,362
Citibank NA:
1.85% Sr. Unsec. Nts., 9/18/19	1,000,000	988,405
2.10% Sr. Unsec. Nts., 6/12/20	1,000,000	980,960
2.189% [US0003M+35] Sr. Unsec. Nts., 2/12/21[2]	2,000,000	2,002,170
2.438% [US0003M+26] Sr. Unsec. Nts., 9/18/19[2]	1,000,000	1,000,516
2.571% [US0003M+50] Sr. Unsec. Nts., 6/12/20[2]	1,000,000	1,004,785
Citigroup, Inc., 2.05% Sr. Unsec. Nts., 6/7/19	1,000,000	992,245
Cooperatieve Rabobank UA:
2.25% Sr. Unsec. Nts., 1/14/19	2,000,000	1,995,591
4.75% Sr. Unsec. Nts., 1/15/20[1]	1,370,000	1,408,782
Danske Bank AS:
2.20% Sr. Unsec. Nts., 3/2/20[1]	1,000,000	984,149
2.527% [US0003M+51] Sr. Unsec. Nts., 3/2/20[1,2]	1,000,000	1,004,899
2.605% [US0003M+58] Sr. Unsec. Nts., 9/6/19[1,2]	3,000,000	3,016,007
DNB Bank ASA:
2.125% Sr. Unsec. Nts., 10/2/20[1]	4,000,000	3,896,948
2.678% [US0003M+37] Sr. Unsec. Nts., 10/2/20[1,2]	3,000,000	3,008,457
HSBC Bank plc, 2.479% [US0003M+64] Sr. Unsec. Nts., 5/15/18[1,2]	1,200,000	1,200,241
HSBC USA, Inc.:
2.00% Sr. Unsec. Nts., 8/7/18	2,500,000	2,498,205
2.25% Sr. Unsec. Nts., 6/23/19	3,000,000	2,979,875
2.375% Sr. Unsec. Nts., 11/13/19	3,500,000	3,463,923
ING Bank NV:
1.65% Sr. Unsec. Nts., 8/15/19[1]	2,240,000	2,201,750
2.00% Sr. Unsec. Nts., 11/26/18[1]	1,500,000	1,494,824
2.30% Sr. Unsec. Nts., 3/22/19[1]	3,956,000	3,941,851
2.449% [US0003M+61] Sr. Unsec. Nts., 8/15/19[1,2]	1,250,000	1,257,360
JPMorgan Chase & Co., 6.30% Sr. Unsec. Nts., 4/23/19	1,765,000	1,827,483
Mitsubishi UFJ Trust & Banking Corp., 2.45% Sr. Unsec. Nts., 10/16/19[1]	2,500,000	2,479,248
Mizuho Bank Ltd.:
2.15% Sr. Unsec. Nts., 10/20/18[1]	4,960,000	4,949,176
2.45% Sr. Unsec. Nts., 4/16/19[1]	6,685,000	6,661,599
MUFG Bank Ltd.:
2.15% Sr. Unsec. Nts., 9/14/18[1]	1,900,000	1,897,226
2.35% Sr. Unsec. Nts., 9/8/19[1]	3,500,000	3,469,631
National Australia Bank Ltd.:
2.414% [US0003M+51] Sr. Unsec. Nts., 5/22/20[1,2]	2,000,000	2,011,400

4    OPPENHEIMER ULTRA-SHORT DURATION FUND

	Principal Amount	Value
Commercial Banks (Continued)
National Australia Bank Ltd.: (Continued)
2.689% [US0003M+35] Sr. Unsec. Nts., 1/12/21[1,2]	$2,000,000	$2,000,899
2.927% [US0003M+59] Sr. Unsec. Nts., 1/10/20[1,2]	1,500,000	1,508,925
3.128% [US0003M+78] Sr. Unsec. Nts., 1/14/19[1,2]	1,000,000	1,004,409
National Australia Bank Ltd. (New York):
2.00% Sr. Unsec. Nts., 1/14/19	1,000,000	995,576
2.50% Sr. Unsec. Nts., 1/12/21	2,000,000	1,962,078
National Bank of Canada:
2.15% Sr. Unsec. Nts., 6/12/20	2,000,000	1,961,927
2.20% Sr. Unsec. Nts., 11/2/20	1,000,000	974,490
2.631% [US0003M+56] Sr. Unsec. Nts., 6/12/20[2]	2,000,000	2,012,705
2.953% [US0003M+60] Sr. Unsec. Nts., 1/17/20[2]	2,000,000	2,013,960
Nordea Bank AB:
1.625% Sr. Unsec. Nts., 9/30/19[1]	2,000,000	1,962,416
2.125% Sr. Unsec. Nts., 5/29/20[1]	1,000,000	980,319
2.454% [US0003M+47] Sr. Unsec. Nts., 5/29/20[1,2]	1,000,000	1,005,020
2.922% [US0003M+62] Sr. Unsec. Nts., 9/30/19[1,2]	2,000,000	2,014,522
PNC Bank NA:
2.435% [US0003M+40] Sr. Unsec. Nts., 12/7/18[2]	1,000,000	1,002,084
2.45% Sr. Unsec. Nts., 11/5/20	3,000,000	2,949,880
Royal Bank of Canada:
2.125% Sr. Unsec. Nts., 3/2/20	2,000,000	1,967,670
2.15% Sr. Unsec. Nts., 10/26/20	2,000,000	1,954,489
2.602% [US0003M+24] Sr. Unsec. Nts., 10/26/20[2]	1,000,000	999,631
3.058% [US0003M+71] Sr. Unsec. Nts., 4/15/19[2]	1,000,000	1,005,630
Skandinaviska Enskilda Banken AB:
2.375% Sr. Unsec. Nts., 3/25/19[1]	3,865,000	3,850,468
2.659% [US0003M+57] Sr. Unsec. Nts., 9/13/19[1,2]	1,000,000	1,005,365
Societe Generale SA:
2.625% Sr. Unsec. Nts., 10/1/18	3,000,000	3,002,314
2.625% Sr. Unsec. Nts., 9/16/20[1]	2,460,000	2,425,949
3.388% [US0003M+108] Sr. Unsec. Nts., 10/1/18[2]	1,000,000	1,004,554
Sumitomo Mitsui Banking Corp.:
1.966% Sr. Unsec. Nts., 1/11/19	1,250,000	1,244,965
2.092% Sr. Unsec. Nts., 10/18/19	1,000,000	986,255
2.25% Sr. Unsec. Nts., 7/11/19	5,300,000	5,259,070
2.665% [US0003M+31] Sr. Unsec. Nts., 10/18/19[2]	1,000,000	1,000,935
3.025% [US0003M+67] Sr. Unsec. Nts., 10/19/18[2]	2,000,000	2,006,101
SunTrust Banks, Inc., 2.35% Sr. Unsec. Nts., 11/1/18	987,000	986,240
Svenska Handelsbanken AB:
1.50% Sr. Unsec. Nts., 9/6/19	1,000,000	981,366
1.95% Sr. Unsec. Nts., 9/8/20	2,500,000	2,431,883
2.407% [US0003M+36] Sr. Unsec. Nts., 9/8/20[2]	3,000,000	3,010,341
2.515% [US0003M+49] Sr. Unsec. Nts., 9/6/19[2]	1,000,000	1,004,375
Toronto-Dominion Bank (The):
1.85% Sr. Unsec. Nts., 9/11/20	500,000	486,905
1.90% Sr. Unsec. Nts., 10/24/19	1,750,000	1,726,136
2.509% [US0003M+15] Sr. Unsec. Nts., 10/24/19[2]	1,000,000	999,797
2.55% Sr. Unsec. Nts., 1/25/21	1,000,000	985,405

5      OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Toronto-Dominion Bank (The): (Continued)
2.775% [US0003M+42] Sr. Unsec. Nts., 1/18/19[2]	$600,000	$601,140
3.202% [US0003M+84] Sr. Unsec. Nts., 1/22/19[2]	2,000,000	2,010,534
US Bank NA (Cincinnati OH):
2.05% Sr. Unsec. Nts., 10/23/20	4,000,000	3,910,441
2.35% Sr. Unsec. Nts., 1/23/20	1,000,000	991,269
2.502% [US0003M+14] Sr. Unsec. Nts., 10/23/20[2]	2,000,000	1,992,732
Wells Fargo Bank NA:
2.40% Sr. Unsec. Nts., 1/15/20	3,500,000	3,467,926
2.658% [US0003M+31] Sr. Unsec. Nts., 1/15/21[2]	3,500,000	3,502,432
Westpac Banking Corp.:
1.95% Sr. Unsec. Nts., 11/23/18	1,000,000	998,208
2.65% Sr. Unsec. Nts., 1/25/21	1,500,000	1,481,926
2.66% [US0003M+74] Sr. Unsec. Nts., 11/23/18[2]	1,000,000	1,003,732
2.702% [US0003M+34] Sr. Unsec. Nts., 1/25/21[2]	2,000,000	2,003,203
		201,980,523
Consumer Finance—3.9%
American Express Co.:
2.20% Sr. Unsec. Nts., 10/30/20	1,500,000	1,467,983
2.689% [US0003M+33] Sr. Unsec. Nts., 10/30/20[2]	1,000,000	1,001,525
American Express Credit Corp.:
1.875% Sr. Unsec. Nts., 5/3/19	2,500,000	2,480,972
2.117% [US0003M+33] Sr. Unsec. Nts., 5/3/19[2]	1,000,000	1,001,265
Capital One Financial Corp.:
2.40% Sr. Unsec. Nts., 10/30/20	2,000,000	1,955,618
2.809% [US0003M+45] Sr. Unsec. Nts., 10/30/20[2]	2,000,000	1,995,370
Capital One NA, 2.35% Sr. Unsec. Nts., 8/17/18	10,537,000	10,533,123
		20,435,856
Industrials—2.2%
Aerospace & Defense—0.2%
BAE Systems Holdings, Inc., 6.375% Sr. Unsec. Nts., 6/1/19[1]	1,091,000	1,130,644
Industrial Conglomerates—0.3%
General Electric Co., 5.625% Sr. Unsec. Nts., 5/1/18	500,000	500,000
Honeywell International, Inc., 1.80% Sr. Unsec. Nts., 10/30/19	1,000,000	987,410
		1,487,410
Machinery—1.7%
Caterpillar Financial Services Corp.:
2.355% [US0003M+23] Sr. Unsec. Nts., 3/15/21[2]	1,500,000	1,501,312
2.90% Sr. Unsec. Nts., 3/15/21	1,500,000	1,497,084
John Deere Capital Corp.:
1.65% Sr. Unsec. Nts., 10/15/18	2,000,000	1,992,787
1.95% Sr. Unsec. Nts., 6/22/20	1,000,000	979,600
2.329% [US0003M+24] Sr. Unsec. Nts., 3/12/21[2]	1,500,000	1,507,112

6      OPPENHEIMER ULTRA-SHORT DURATION FUND

	Principal Amount	Value
Machinery (Continued)
John Deere Capital Corp.: (Continued)
2.875% Sr. Unsec. Nts., 3/12/21	$1,500,000	$1,490,640
		8,968,535
Information Technology—2.2%
IT Services—1.2%
Western Union Co. (The), 2.704% [US0003M+80] Sr. Unsec. Nts., 5/22/19[2]	6,000,000	6,020,179
Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.:
1.80% Sr. Unsec. Nts., 5/11/20	3,500,000	3,436,865
1.90% Sr. Unsec. Nts., 2/7/20	2,000,000	1,975,450
		5,412,315
Telecommunication Services—2.3%
Diversified Telecommunication Services—2.3%
AT&T, Inc.:
2.375% Sr. Unsec. Nts., 11/27/18	2,000,000	1,998,620
5.20% Sr. Unsec. Nts., 3/15/20	3,000,000	3,111,993
5.80% Sr. Unsec. Nts., 2/15/19	5,625,000	5,755,451
5.875% Sr. Unsec. Nts., 10/1/19	1,000,000	1,041,457
		11,907,521
Utilities—1.7%
Electric Utilities—1.7%
Duke Energy Corp., 2.10% Sr. Unsec. Nts., 6/15/18	1,400,000	1,399,258
Eversource Energy, 2.50% Sr. Unsec. Nts., 3/15/21	2,000,000	1,962,978
NextEra Energy Capital Holdings, Inc., 1.649% Sr. Unsec. Nts., 9/1/18	5,242,000	5,224,872
		8,587,108
Total Corporate Bonds and Notes (Cost $332,268,916)		330,172,176
Short-Term Notes—29.2%
Aerospace & Defense—0.9%
Rockwell Collins, Inc., 2.333%, 5/18/18[1,4,5]	4,790,000	4,784,590
Chemicals—2.8%
Cabot Corp., 2.17%, 5/1/18[1,4,5]	4,550,000	4,549,727
Eastman Chemical, 2.385%, 5/10/18[4,5]	8,000,000	7,995,080
Potash Corp., 2.818%, 6/15/18[4,5]	1,800,000	1,794,469
		14,339,276
Diversified Financial Services—1.1%
Ford Motor Credit Co. LLC:
2.04%, 10/4/18[4,5]	1,700,000	1,681,065
2.041%, 9/5/18[4,5]	4,300,000	4,261,747
		5,942,812

7      OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electric Utilities—4.7%
Puget Sound Energy, Inc., 2.506%, 5/7/18[5]	$5,000,000	$4,997,866
Sempra Energy:
2.531%, 6/11/18[4,5]	2,500,000	2,493,044
2.563%, 6/18/18[4,5]	5,000,000	4,983,530
2.718%, 6/20/18[4,5]	2,000,000	1,993,115
Southern Company Funding Corp., 2.211%, 5/2/18[4,5]	400,000	399,952
Southern Power Co., 2.383%, 5/3/18[4,5]	9,000,000	8,998,373
		23,865,880
Electronic Equipment & Instruments—0.8%
Amphenol Corp., 2.405%, 5/7/18[5]	4,000,000	3,998,293
Energy Equipment & Services—3.2%
Schlumberger Holdings Corp.:
2.617%, 7/11/18[1,4,5]	3,000,000	2,985,810
2.617%, 7/10/18[1,4,5]	5,000,000	4,976,748
TransCanada PipeLines Ltd., 2.48%, 6/12/18[1,4,5]	9,000,000	8,974,308
		16,936,866
Food & Staples Retailing—2.0%
Walgreens Boots Alliance, Inc.:
2.084%, 5/4/18[5]	5,250,000	5,248,731
2.133%, 7/16/18[5]	4,000,000	3,978,243
2.566%, 7/26/18[5]	1,000,000	993,758
		10,220,732
Food Products—1.0%
Mondelez International, Inc., 2.482%, 6/19/18[4,5]	5,000,000	4,983,159
Household Products—1.4%
Clorox Co., (The), 2.406%, 5/15/18[1,4,5]	7,100,000	7,093,359
Leasing & Factoring—0.6%
Harley-Davidson, Inc., 2.462%, 6/19/18[4,5]	3,100,000	3,089,559
Media—6.2%
CBS Corp., 2.463%, 6/28/18[4,5]	8,000,000	7,967,615
Interpublic Group Cos., 2.818%, 6/25/18[1,4,5]	9,000,000	8,965,700
Omnicom Capital, Inc., 2.626%, 6/28/18[4,5]	6,000,000	5,975,711
WPP CP Finance plc:
2.522%, 6/15/18[1,4,5]	2,000,000	1,993,854
2.711%, 5/14/18[1,5]	4,100,000	4,096,430
2.82%, 7/16/18[5]	3,700,000	3,679,875
		32,679,185
Multiline Retail—0.2%
Dollar General Corp., 2.17%, 5/1/18[1,4,5]	1,300,000	1,299,922

8      OPPENHEIMER ULTRA-SHORT DURATION FUND

	Principal Amount	Value
Multi-Utilities—0.8%
Virginia Electric & Power Co., 2.513%, 7/10/18[4,5]	$4,000,000	$3,981,398
Oil, Gas & Consumable Fuels—1.7%
Eni Finance USA, Inc.:
1.968%, 10/5/18[4,5]	3,000,000	2,965,371
1.988%, 10/9/18[4,5]	1,900,000	1,877,488
2.625%, 6/20/18[4,5]	4,000,000	3,987,307
		8,830,166
Telephone Utilities—1.8%
Bell Canada:
2.595%, 6/11/18[4,5]	2,000,000	1,994,878
2.637%, 7/10/18[4,5]	7,400,000	7,365,586
		9,360,464
Total Short-Term Notes (Cost $151,420,048)		151,405,661
Total Investments, at Value (Cost $520,200,013)	99.9%	518,026,775
Net Other Assets (Liabilities)	0.1	400,733
Net Assets	100.0%	$518,427,508

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $156,811,986 or 30.25% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

4. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $124,412,465 or 24.00% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

5.	Current yield as of period end.

Futures Contracts as of April 30, 2018
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation / (Depreciation)
United States Treasury Nts., 2 yr.	Sell	6/29/18	400	USD 85,156	$84,818,750	$ 336,892

Glossary:
Definitions
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

9      OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Ultra-Short Duration Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant

10    OPPENHEIMER ULTRA-SHORT DURATION FUND

2. Securities Valuation (Continued)

event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$36,448,938	$—	$36,448,938
Corporate Bonds and Notes	—	330,172,176	—	330,172,176
Short-Term Notes	—	151,405,661	—	151,405,661
Total Investments, at Value	—	518,026,775	—	518,026,775

11      OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Other Financial Instruments:
Futures contracts	$336,892	$—	$—	$336,892
Total Assets	$336,892	$518,026,775	$—	$518,363,667

For the reporting period, there were no transfers between levels.

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$ 1,900,000

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

12      OPPENHEIMER ULTRA-SHORT DURATION FUND

4. Market Risk Factors (Continued)

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due

13      OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures

14      OPPENHEIMER ULTRA-SHORT DURATION FUND

5. Use of Derivatives (Continued)

contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $80,837,656 on futures contracts sold.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for

15      OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

16      OPPENHEIMER ULTRA-SHORT DURATION FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Ultra-Short Duration Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/15/2018